                        HOTCHKIS AND WILEY VARIABLE TRUST
                           EQUITY INCOME VIP PORTFOLIO

                                  FUND PROFILE


                                 April 30, 1999

This profile contains key information about the Fund that is included in the Fund's prospectus. It is intended for use with a variable contract and is not intended for other investors. The prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost from the insurance company issuing the variable contract.


1.    Fund Objective



The investment objective of the Equity Income VIP Portfolio (the "Fund") is to provide current income and long-term growth of income, accompanied by growth of capital.



2.    Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing mostly in common stocks of large U.S. companies. Normally, the Fund invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.


In investing the Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

     - low price-to-earnings ratio relative to the market

     - high dividend yield relative to the market

     - low price-to-book value ratio relative to the market

     - financial strength


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost from the insurance company issuing the variable contract.

3.    Principal Risks of Investing in the Fund

As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.

4.    Fees and Expenses of the Fund


The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all annual Fund expenses in excess of 1.15% of the Fund's average daily net assets.

Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.





5.    Investment Advisor and Portfolio Managers of the Fund

Hotchkis and Wiley acts as Advisor to the Fund and generally administers the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of Merrill Lynch Asset Management, L.P. Gail Bardin and Sheldon Lieberman serve as the portfolio managers. They have had responsibility for the day-to-day management of the Fund's portfolio since it began operations in March 1998. Ms. Bardin is a managing director of the Advisor and has served as a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994 and has served as a portfolio manager since then.

6.    Purchase of Fund Shares


Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

7.    Sale of Fund Shares


Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.


8.   Fund Distributions and Tax Information


The Fund expects to pay income dividends quarterly. Net capital gains, if any, will be distributed annually. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date. The tax consequences of an investment in the Fund are governed by the terms of the variable annuity contract or variable life insurance policy through which you invest. Investors should refer to the prospectus of the Participating Insurance Company's separate account for tax information.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           INTERNATIONAL VIP PORTFOLIO


                                  FUND PROFILE


                                 April 30, 1999

This profile contains key information about the Fund that is included in the Fund's prospectus. It is intended for use with a variable contract and is not intended for other investors. The prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost from the insurance company issuing the variable contract.

1.    Fund Objective



The investment objective of the International VIP Portfolio (the "Fund") is to provide current income and long-term growth of income, accompanied by growth of capital.



2.    Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing at least 65% of its total assets in stocks in at least ten foreign markets.

Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential.

In investing the Fund, the Advisor follows a value style. This means that the Advisor buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

     - low price-to-earnings ratio relative to the market

     - high dividend yield relative to the market

     - low price-to-book value ratio relative to the market

     - financial strength

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost from the insurance company issuing the variable contract.



3.    Principal Risks of Investing in the Fund



As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur because the stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money.



Because the Fund invests in foreign securities, there are additional risks. For example, the securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities.

4.    Fees and Expenses of the Fund


The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all annual Fund expenses in excess of 1.35% of the Fund's average daily net assets.

Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.




5.    Investment Advisor and Subadvisors and Portfolio Managers of the Fund

Hotchkis and Wiley acts as Advisor to the Fund and generally administers the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of Merrill Lynch Asset Management, L.P. Mercury Asset Management International and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc., provide investment-related services to the Advisor for the Fund. Sarah Ketterer, Harry Hartford and David Chambers have served as the portfolio managers since the Fund began operations in June 1998. They have responsibility for the day-to-day management of the Fund's portfolio. Ms. Ketterer is a managing director of the Advisor, where she has been employed for more than five years. Mr. Hartford has been a portfolio manager of the Advisor since 1994. Mr. Chambers joined the Advisor in 1995 from Baring Asset Management, Inc., where he was Senior Vice President, Global Equities since 1992. He has been associated with Mercury
Asset Management International since July 1998.

6.    Purchase of Fund Shares


Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

7.    Sale of Fund Shares


Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.


8.    Fund Distributions and Tax Information


The Fund expects to pay income dividends annually. Net capital gains, if any, also will be distributed annually. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date. The tax consequences of an investment in the Fund are governed by the terms of the variable annuity contract or variable life insurance policy through which you invest. Investors should refer to the prospectus of the Participating Insurance Company's separate account for tax information.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                         TOTAL RETURN BOND VIP PORTFOLIO

                                  FUND PROFILE


                                  April 30, 1999

This Profile contains key information about the Fund that is included in the Fund's prospectus. It is intended for use with a variable contract and is not intended for other investors. The prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost from the insurance company issuing the variable contract.



1.    Fund Objective



The investment objective of the Total Return Bond VIP Portfolio (the "Fund") is to maximize long-term total return.



2.    Principal Investment Strategies of the Fund

The Fund will seek to achieve its objective by investing in a diversified portfolio of bonds of varying maturities with a portfolio duration of two to eight years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. Under normal circumstances, at least 85% of the Fund's total assets will be investment grade.

Additional information about the Fund's investments will be available in annual and semi-annual reports to shareholders. In the Fund's annual report for fiscal year 1999, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the fiscal year. You may obtain either or both of the reports at no cost from the insurance company issuing the variable contract.

3.    Principal Risks of Investing in the Fund

As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Fund's shares also may be affected by market conditions and economic or political developments. If the value of the Fund's investments goes down, you may lose money.

Because the Fund invests in foreign securities, there are additional risks. For example, the securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is a country or is in a country with an emerging capital market.

4.    Fees and Expenses of the Fund


The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all annual Fund expenses in excess of 0.65% of the Fund's average daily net assets.

Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.





5.    Investment Advisor and Portfolio Managers of the Fund

Hotchkis and Wiley acts as Advisor to the Fund and generally administers the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of Merrill Lynch Asset Management, L.P. Roger DeBard, Michael Sanchez and John Queen will serve as the portfolio managers when it begins operations. They will have responsibility for the day-to-day management of the Fund's portfolio. Mr. DeBard is a managing director of the Advisor and has served as a portfolio manager of the Advisor since 1985. Mr. Sanchez has served as a portfolio manager since joining the Advisor in August 1996. Before joining the Advisor, he was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995. Mr. Queen joined the Advisor in 1997. Before joining the Advisor, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.

6.    Purchase of Fund Shares


Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

7.    Sale of Fund Shares


Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.


8.   Fund Distributions and Tax Information


The Fund expects to pay income dividends monthly. Net capital gains, if any, will be distributed annually. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date. The tax consequences of an investment in the Fund are governed by the terms of the variable annuity contract or variable life insurance policy through which you invest. Investors should refer to the prospectus of the Participating Insurance Company's separate account for tax information.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           LOW DURATION VIP PORTFOLIO

                                  FUND PROFILE


                                 April 30, 1999

This Profile contains key information about the Fund that is included in the Fund's prospectus. It is intended for use with a variable contract and is not intended for other investors. The prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost from the insurance company issuing the variable contract.


1.    Fund Objective



The investment objective of the Low Duration VIP Portfolio (the "Fund") is to maximize total return, consistent with preservation of capital.



2.    Principal Investment Strategies of the Fund

The Fund seeks to achieve its objective by investing in a diversified portfolio of bonds of varying maturities with a portfolio duration of one to three years. Under normal circumstances, at least 90% of the Fund's assets will be investment grade.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost from the insurance company issuing the variable contract.



3.    Principal Risks of Investing in the Fund



As with any mutual fund, the value of the Fund's investments, and therefore the value of Fund shares, may go up or down. These changes may occur in response to interest rate changes or other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of bonds goes down. The value of the Fund's shares also may be affected by market conditions and economic or political developments. If the value of the Fund's investments goes down, you may lose money.

Because the Fund invests in foreign securities, there are additional risks. For example, the securities may go up or down in value depending on foreign exchange rates, foreign political and economic developments and U.S. and foreign laws relating to foreign investment. Foreign securities may also be less liquid, more volatile and harder to value than U.S. securities. These risks are heightened when the issuer of the securities is a country or is in a country with an emerging capital market.

4.    Fees and Expenses of the Fund


The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.46% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all Fund expenses in excess of 0.58% of the Fund's average daily net assets.

Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.





5.    Investment Advisor and Portfolio Managers of the Fund

Hotchkis and Wiley acts as Advisor to the Fund and generally administers the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of Merrill Lynch Asset Management, L.P. Roger DeBard, Michael Sanchez and John Queen serve as the portfolio managers. They have had responsibility for the day-to-day management of the Fund's portfolio since it began operations in March 1998. Mr. DeBard is a managing director of the Advisor and has served as a portfolio manager of the Advisor since 1985. Mr. Sanchez has served as a portfolio manager since joining the Advisor in August 1996. Before joining the Advisor, he was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995. Mr. Queen joined the Advisor in 1997. Before joining the Advisor, Mr. Queen was associated with The Capital Group as a member of an analyst team responsible for $8 billion in fixed-income assets.

6.    Purchase of Fund Shares


Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

7.    Sale of Fund Shares


Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.


8.   Fund Distributions and Tax Information


The Fund expects to pay income dividends monthly. Net capital gains, if any, will be distributed annually. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date. The tax consequences of an investment in the Fund are governed by the terms of the variable annuity contract or variable life insurance policy through which you invest. Investors should refer to the prospectus of the Participating Insurance Company's separate account for tax information.